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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [_]; Amendment Number:
                                               ----------

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Norwest Venture Partners VIII, LP
Address:  525 University Avenue, Suite 800
          Palo Alto, CA 94301

Form 13F File Number: 028-13384

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kurt L. Betcher
Title:  Chief Financial Officer
Phone:  650-289-2243

Signature, Place, and Date of Signing:

   /s/ Kurt L. Betcher             Palo Alto, CA             July 13, 2010
----------------------------  -------------------------  ----------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None.

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:            3
Form 13F Information Table Value Total:      $13,439
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                     - 2 -

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
                                                                                                    VOTING AUTHORITY
                                                   VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
NAME OF ISSUER           TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------           -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Extreme Networks, Inc.        COM       30226D106   2,696    998,578 SH   --     SOLE       --      998,578   --    --
Occam Networks, Inc.          COM       67457P101  10,617  1,909,493 SH   --     SOLE       --    1,909,493   --    --
Rackspace Hosting, Inc.       COM       750086100     126      6,864 SH   --     SOLE       --        6,864   --    --